Summary of Significant Accounting Policies - Summary Of Maturities Of Lease Liabilities Under Operating Leases (Detail) - Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
2025	¥ 76,182	$ 10,437
2026	23,218	3,181
2027	900	123
Total lease payments	100,300	13,741
Less imputed interest	(3,587)	(491)
Total	¥ 96,713	$ 13,250